Note 4 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about exploration expenditures [text block]
	Zoro Property	Grass River Property	Peg North Property	Winston Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2024	$1,909,407	$45,255	$400,000	$1,338,793	$250,000	$11,730	$127,153	$4,082,338
Cash	-	-	100,000	40,895	-	-	-	140,895
Shares	-	-	100,000	-	-	-	-	100,000
Balance, June 30, 2024	1,909,407	45,255	600,000	1,379,688	250,000	11,730	127,153	4,323,233

Exploration costs
Balance, March 31, 2024	6,552,532	680,016	849,406	419,233	2,465,023	45,865	-	11,012,075
Assay	27,236	-	-	-	-	-	-	27,236
Geological, consulting, and Other	596,910	-	3,909	-	8,492	3,000	-	612,311
Exploration cost recovery	(300,000)	-	-	-	100,000	-	-	(200,000)
Balance, June 30, 2024	6,876,678	680,016	853,315	419,233	2,573,515	48,865	-	11,451,622

Total Balance – June 30, 2024	$8,786,085	$725,271	$1,453,315	$1,798,921	$2,823,515	$60,595	$127,153	$15,774,855
	Zoro Property	Grass River Property	Peg North Property	Winston Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,909,407	$43,500	$200,000	$1,334,548	$150,000	$10,454	$-	$3,647,909
Cash	-	1,755	100,000	4,245	50,000	1,276	41,553	198,829
Shares	-	-	100,000	-	50,000	-	85,600	235,600
Balance, March 31, 2024	1,909,407	45,255	400,000	1,338,793	250,000	11,730	127,153	4,082,338

Exploration costs
Balance, March 31, 2023	4,653,559	596,124	660,472	371,909	2,509,453	38,365	-	8,829,882
Assay	-	-	15,188	-	2,669	-	-	17,857
Geological, consulting, and Other	1,898,973	83,892	173,746	47,324	152,901	7,500	-	2,364,336
Exploration cost recovery	-	-	-	-	(200,000)	-	-	(200,000)
Balance, March 31, 2024	6,552,532	680,016	849,406	419,233	2,465,023	45,865	-	11,012,075

Total Balance – March 31, 2024	$8,461,939	$725,271	$1,249,406	$1,758,026	$2,715,023	$57,595	$127,153	$15,094,413

Schedule of royalties [table text block]
Ivanhoe / Emporia - Royalty Schedule
Monthly Average	Minimum	Production
Silver Price/oz	Monthly Royalty	Royalty %
Less than $5.00	$125	3%
$5.00 -$6.99	$250	4%
$7.00-8.99	$500	5%
$9.00-10.99	$1,000	6%
$11.00-$14.99	$1,500	7%
$15 or greater	$2,000	8%